ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Restated)

29.	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Accumulated Other Comprehensive Loss

As at December 31, 2016, 2015 and 2014, our accumulated other comprehensive (loss) income balances consisted of the following components:

(in thousands of $)	2016	2015	2014
Net gain (loss) on qualifying cash flow hedging instruments, including share of affiliate	3,414	(192)	8,672
Losses associated with pensions	(12,956)	(12,400)	(15,251)
Accumulated other comprehensive loss	(9,542)	(12,592)	(6,579)

The components of accumulated other comprehensive (loss) income consisted of the following:

	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total accumulated comprehensive (loss) income
Balance at December 31, 2013	(12,731)	(2,676)	4,679	(10,728)
Other comprehensive (loss) income income before reclassification	(2,520)	3,483	(49)	914
Amount reclassified from accumulated other comprehensive income	—	3,235	—	3,235
Net current-period other comprehensive (loss) income	(2,520)	6,718	(49)	4,149
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive income (loss) before reclassification	2,851	—	(4,822)	(1,971)
Amount reclassified from accumulated other comprehensive income	—	382	—	382
Net current-period other comprehensive income (loss)	2,851	382	(4,822)	(1,589)
Transfer of additional paid in capital	—	(4,424)	—	(4,424)
Balance at December 31, 2015	(12,400)	—	(192)	(12,592)
Other comprehensive (loss) income income before reclassification	(556)	—	3,606	3,050
Amount reclassified from accumulated other comprehensive income	—	—	—	—
Net current-period other comprehensive (loss) income	(556)	—	3,606	3,050
Transfer of additional paid in capital	—	—	—	—
Balance at December 31, 2016	(12,956)	—	3,414	(9,542)

The amounts reclassified from accumulated other comprehensive loss for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

Details of accumulated other comprehensive income components	Amounts reclassified from accumulated other comprehensive loss			Affected line item in the statement of operations
	2016	2015	2014
Losses on cash flow hedges:
Interest rate swap	—	382	3,235	Other financial items, net
Total reclassifications for the year	—	382	3,235